American Funds College 2027 Fund® Summary prospectus April 7, 2017

Class	529-A	529-C	529-E	529-T	529-F-1
	CSTAX	CTSCX	CTSEX	TAFAX	CTSFX

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated April 7, 2017, are incorporated by reference into this summary prospectus.

Investment objectives The fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital, depending on the proximity to its target date. The target date is meant to roughly correspond to the year in which the fund beneficiary will start to withdraw funds to meet higher education expenses. The fund will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to achieve an appropriate balance of total return and stability during different time periods.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 68 of the prospectus and on page 73 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share class:	529-A	529-C	529-E	529-T	529-F-1
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%	none	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-A	529-C	529-E	529-T	529-F-1
Management fees	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.19%	1.00%	0.50%	0.25%	0.00%
Other expenses	0.23	0.22	0.18	0.22[1]	0.21
Acquired (underlying) fund fees and expenses	0.36	0.36	0.36	0.36	0.36
Total annual fund operating expenses	0.78	1.58	1.04	0.83	0.57

* A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

1 Based on estimated amounts for the current fiscal year.

1     American Funds College 2027 Fund / Summary prospectus

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	529-A	529-C	529-E	529-T	529-F-1	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	529-C
1 year	$ 501	$ 261	$ 106	$ 335	$ 58		1 year	$ 161
3 years	664	499	331	515	183		3 years	499
5 years	840	860	574	710	318		5 years	860
10 years	1,350	1,878	1,271	1,275	714		10 years	1,878

Portfolio turnover The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal investment strategies The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds, balanced funds and bond funds. The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S. stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth-and-income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments. The fund is designed for investors who plan to attend college in, or close to, the year designated in the fund’s name.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the percentage of the fund invested in different categories will change until the fund reaches its target date. Upon reaching its target date, the fund will be principally invested in fixed-income funds and may merge into the Enrollment Fund, which will also be principally invested in fixed-income funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

With respect to its fixed-income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to bonds rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

American Funds College 2027 Fund / Summary prospectus     2

The following chart illustrates the investment approach of the fund by showing how its investment in the various fund categories will change over time. The allocations shown reflect the fund’s target allocations as of January 1, 2017.

Investment approach

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 20% target allocation to growth funds is not expected to be greater than 30% or less than 10%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

3     American Funds College 2027 Fund / Summary prospectus

Principal risks This section describes the principal risks associated with the fund’s and its underlying funds’ principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

The following are principal risks associated with the underlying funds’ investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks. These risks will be more significant as the fund approaches its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

American Funds College 2027 Fund / Summary prospectus     4

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the underlying fund may invest and the various risks associated with those derivatives is included in the underlying fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

5     American Funds College 2027 Fund / Summary prospectus

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):
Share classes	Inception date	1 year	Lifetime
529-A – Before taxes	9/14/2012	1.83%	6.08%
– After taxes on distributions		0.50	5.01
– After taxes on distributions and sale of fund shares		1.54	4.40

Share classes (before taxes)	Inception date	1 year	Lifetime
529-C	9/14/2012	4.47%	6.29%
529-E	9/14/2012	6.03	6.86
529-F-1	9/14/2012	6.50	7.35

Index	1 year	Lifetime (from Class 529-A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.96%	12.74%
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.65	1.86

American Funds College 2027 Fund / Summary prospectus     6

Management

Investment adviser Capital Research and Management CompanySM

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Bradley J. Vogt Vice Chairman of the Board	5 years	Partner – Capital Research Global Investors
Alan N. Berro Senior Vice President	5 years	Partner – Capital World Investors
Joanna F. Jonsson Senior Vice President	2 years	Partner – Capital World Investors
James B. Lovelace Senior Vice President	5 years	Partner – Capital Research Global Investors
Wesley K.-S. Phoa Senior Vice President	5 years	Partner – Capital Fixed Income Investors
John H. Smet Senior Vice President	5 years	Partner – Capital Fixed Income Investors
Andrew B. Suzman Senior Vice President	5 years	Partner – Capital World Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For an employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

You may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com.

Tax information Dividends and capital gains distributed by the fund to tax-favored college savings accounts are not currently taxable. Please refer to the applicable program description for more information regarding the tax consequences of holding or selling Class 529 shares.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

You can access the fund’s statutory prospectus or SAI at americanfunds.com/prospectus.

MFGEIPX-093-0417P Litho in USA CGD/DFS/10224 Investment Company File No. 811-22692

American Funds College Target Date Series® Summary Prospectus Amendment April 7, 2017

For the following summary prospectuses dated January 1, 2017

American Funds College 2033 Fund®

American Funds College 2030 Fund®

American Funds College 2027 Fund®

American Funds College 2024 Fund®

American Funds College 2021 Fund®

American Funds College 2018 Fund®

American Funds College Enrollment Fund®

Keep this amendment with your summary prospectus. Each fund’s summary prospectus consists of this amendment and the fund’s summary prospectus, as supplemented to date (which is incorporated herein by reference). For additional information about a fund, you should refer to its prospectus and statement of additional information, in each case as supplemented to date, except where specific information is provided in this amendment, in which case the disclosure provided in this amendment is controlling.

On or about April 7, 2017, the funds listed on the cover of this amendment expect to issue Class 529-T shares, which will generally be available only through an account established with a 529 college savings plan managed by the American Funds organization. You are receiving this amendment because you hold, or have recently held, shares of one or more of the funds listed on the cover of this amendment and the summary prospectus for each fund is being amended hereby.

1.	The legend on the cover page of the summary prospectus for each of the funds listed on the cover of this amendment is amended in its entirety to read as follows:

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated April 7, 2017, are incorporated by reference into this summary prospectus.

2.	The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed on the cover of this amendment is amended by supplementing the “Shareholder fees” table with the additional column captioned “529-T” set forth below. Shareholder fee information for all other share classes, as well as footnotes in the summary prospectus, remain unchanged.

Shareholder fees (fees paid directly from your investment)

Share class:	529-T

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

3.	The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended by (i) supplementing the “Annual fund operating expenses” table with the additional column captioned “529-T” set forth under such fund’s name below and (ii) supplementing the cumulative estimated expense example table under the heading “Example” with the additional column captioned “529-T” set forth under such fund’s name below. Expense information for all other share classes (which are shown for comparative purposes only) remains unchanged. Except as indicated below each table, footnotes in the summary prospectus remain unchanged.

American Funds College 2033 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	529-A	529-C	529-E	529-T		529-F-1

Management fees	none	none	none	none		none
Distribution and/or service (12b-1) fees	0.16%	1.00%	0.50%	0.25%		0.00%
Other expenses	0.24	0.23	0.20	0.23	[2]	0.23
Acquired (underlying) fund fees and expenses	0.40	0.40	0.40	0.40		0.40
Total annual fund operating expenses	0.80	1.63	1.10	0.88		0.63
Expense reimbursement[3]	0.01	0.01	0.01	—		0.01
Total annual fund operating expenses after expense reimbursement	0.79	1.62	1.09	0.88		0.62

[2]	Based on estimated amounts for the current fiscal year.

[3]	The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share class:	529-A	529-C	529-E	529-T	529-F-1

1 year	$502	$265	$111	$340	$63
3 years	669	513	349	531	201
5 years	849	886	605	738	350
10 years	1,372	1,932	1,339	1,334	785

American Funds College 2030 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	529-A	529-C	529-E	529-T		529-F-1

Management fees	none	none	none	none		none
Distribution and/or service (12b-1) fees	0.18%	1.00%	0.50%	0.25%		0.00%
Other expenses	0.23	0.22	0.18	0.22	[1]	0.21
Acquired (underlying) fund fees and expenses	0.38	0.38	0.38	0.38		0.38
Total annual fund operating expenses	0.79	1.60	1.06	0.85		0.59

[1]	Based on estimated amounts for the current fiscal year.

1	American Funds College Target Date Series / Summary Prospectus Amendment

Example

Share class:	529-A	529-C	529-E	529-T	529-F-1

1 year	$502	$263	$108	$337	$60
3 years	667	505	337	521	189
5 years	845	871	585	721	329
10 years	1,361	1,900	1,294	1,299	738

American Funds College 2027 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	529-A	529-C	529-E	529-T		529-F-1

Management fees	none	none	none	none		none
Distribution and/or service (12b-1) fees	0.19%	1.00%	0.50%	0.25%		0.00%
Other expenses	0.23	0.22	0.18	0.22	[1]	0.21
Acquired (underlying) fund fees and expenses	0.36	0.36	0.36	0.36		0.36
Total annual fund operating expenses	0.78	1.58	1.04	0.83		0.57

[1]	Based on estimated amounts for the current fiscal year.

Example

Share class:	529-A	529-C	529-E	529-T	529-F-1

1 year	$501	$261	$106	$335	$58
3 years	664	499	331	515	183
5 years	840	860	574	710	318
10 years	1,350	1,878	1,271	1,275	714

American Funds College 2024 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	529-A	529-C	529-E	529-T		529-F-1

Management fees	none	none	none	none		none
Distribution and/or service (12b-1) fees	0.20%	1.00%	0.50%	0.25%		0.00%
Other expenses	0.23	0.21	0.18	0.22	[1]	0.21
Acquired (underlying) fund fees and expenses	0.30	0.30	0.30	0.30		0.30
Total annual fund operating expenses	0.73	1.51	0.98	0.77		0.51

[1]	Based on estimated amounts for the current fiscal year.

Example

Share class:	529-A	529-C	529-E	529-T	529-F-1

1 year	$496	$254	$100	$329	$52
3 years	648	477	312	496	164
5 years	814	824	542	678	285
10 years	1,293	1,802	1,201	1,204	640

American Funds College 2021 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	529-A	529-C	529-E	529-T		529-F-1

Management fees	none	none	none	none		none
Distribution and/or service (12b-1) fees	0.21%	1.00%	0.50%	0.25%		0.00%
Other expenses	0.23	0.21	0.18	0.22	[1]	0.21
Acquired (underlying) fund fees and expenses	0.28	0.28	0.28	0.28		0.28
Total annual fund operating expenses	0.72	1.49	0.96	0.75		0.49

[1]	Based on estimated amounts for the current fiscal year.

Example

Share class:	529-A	529-C	529-E	529-T	529-F-1

1 year	$495	$252	$98	$327	$50
3 years	645	471	306	490	157
5 years	809	813	531	667	274
10 years	1,281	1,779	1,178	1,180	616

American Funds College 2018 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	529-A	529-C	529-E	529-T		529-F-1

Management fees	none	none	none	none		none
Distribution and/or service (12b-1) fees	0.22%	1.00%	0.50%	0.25%		0.00%
Other expenses	0.23	0.21	0.18	0.22	[1]	0.21
Acquired (underlying) fund fees and expenses	0.30	0.30	0.30	0.30		0.30
Total annual fund operating expenses	0.75	1.51	0.98	0.77		0.51

[1]	Based on estimated amounts for the current fiscal year.

American Funds College Target Date Series / Summary Prospectus Amendment	2

Example

Share class:	529-A	529-C	529-E	529-T	529-F-1

1 year	$498	$254	$100	$329	$52
3 years	654	477	312	496	164
5 years	824	824	542	678	285
10 years	1,316	1,802	1,201	1,204	640

American Funds College Enrollment Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	529-A	529-C	529-E	529-T		529-F-1

Management fees	none	none	none	none		none
Distribution and/or service (12b-1) fees	0.23%	1.00%	0.50%	0.25%		0.00%
Other expenses	0.24	0.22	0.19	0.22	[1]	0.22
Acquired (underlying) fund fees and expenses	0.31	0.31	0.31	0.31		0.31
Total annual fund operating expenses	0.78	1.53	1.00	0.78		0.53

[1]	Based on estimated amounts for the current fiscal year.

Example

Share class:	529-A	529-C	529-E	529-T	529-F-1

1 year	$328	$256	$102	$330	$54
3 years	493	483	318	499	170
5 years	672	834	552	683	296
10 years	1,192	1,824	1,225	1,216	665

4.	The “Investment results” section of the summary prospectus for each of the funds listed below is amended by replacing the “Calendar year total returns for Class 529-A shares” bar chart and the “Average annual total returns” table with the updated chart and table set forth under such fund’s name below.

American Funds College 2030 Fund

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share classes	Inception date	1 year	Lifetime

529-A – Before taxes	9/14/2012	2.00%	6.88%
– After taxes on distributions		0.71	5.86
– After taxes on distributions and sale of fund shares		1.64	5.05

Share classes (before taxes)	Inception date	1 year	Lifetime

529-C	9/14/2012	4.66%	7.08%
529-E	9/14/2012	6.30	7.65
529-F-1	9/14/2012	6.77	8.14

Index	1 year	Lifetime (from Class 529-A inception)

S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.96%	12.74%
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.65	1.86

3	American Funds College Target Date Series / Summary Prospectus Amendment

American Funds College 2027 Fund

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share classes	Inception date	1 year	Lifetime

529-A – Before taxes	9/14/2012	1.83%	6.08%
– After taxes on distributions		0.50	5.01
– After taxes on distributions and sale of fund shares		1.54	4.40

Share classes (before taxes)	Inception date	1 year	Lifetime

529-C	9/14/2012	4.47%	6.29%
529-E	9/14/2012	6.03	6.86
529-F-1	9/14/2012	6.50	7.35

Index	1 year	Lifetime (from Class 529-A inception)

S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.96%	12.74%
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.65	1.86

American Funds College 2024 Fund

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share classes	Inception date	1 year	Lifetime

529-A – Before taxes	9/14/2012	1.48%	5.15%
– After taxes on distributions		0.33	4.08
– After taxes on distributions and sale of fund shares		1.16	3.65

Share classes (before taxes)	Inception date	1 year	Lifetime

529-C	9/14/2012	4.23%	5.39%
529-E	9/14/2012	5.68	5.93
529-F-1	9/14/2012	6.26	6.44

Index	1 year	Lifetime (from Class 529-A inception)

S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.96%	12.74%
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.65	1.86

American Funds College Target Date Series / Summary Prospectus Amendment	4

American Funds College 2021 Fund

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share classes	Inception date	1 year	Lifetime

529-A – Before taxes	9/14/2012	–0.20%	3.96%
– After taxes on distributions		–1.26	2.99
– After taxes on distributions and sale of fund shares		0.15	2.71

Share classes (before taxes)	Inception date	1 year	Lifetime

529-C	9/14/2012	2.37%	4.19%
529-E	9/14/2012	3.91	4.74
529-F-1	9/14/2012	4.41	5.23

Index	1 year	Lifetime (from Class 529-A inception)

S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.96%	12.74%
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.65	1.86

American Funds College 2018 Fund

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share classes	Inception date	1 year	Lifetime

529-A – Before taxes	9/14/2012	–2.16%	2.78%
– After taxes on distributions		–2.96	1.92
– After taxes on distributions and sale of fund shares		–1.09	1.83

Share classes (before taxes)	Inception date	1 year	Lifetime

529-C	9/14/2012	0.37%	3.02%
529-E	9/14/2012	1.87	3.56
529-F-1	9/14/2012	2.30	4.04

Index	1 year	Lifetime (from Class 529-A inception)

S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.96%	12.74%
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.65	1.86

5	American Funds College Target Date Series / Summary Prospectus Amendment

American Funds College Enrollment Fund

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share classes	Inception date	1 year	Lifetime

529-A – Before taxes	9/14/2012	–1.30%	0.07%
– After taxes on distributions		–1.94	–0.38
– After taxes on distributions and sale of fund shares		–0.70	–0.14

Share classes (before taxes)	Inception date	1 year	Lifetime

529-C	9/14/2012	–0.69%	–0.09%
529-E	9/14/2012	0.88	0.44
529-F-1	9/14/2012	1.36	0.90

Index	1 year	Lifetime (from Class 529-A inception)

Bloomberg Barclays U.S. Aggregate 1–5 Years Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.65%	1.12%

5.	The “Investment results” section of the summary prospectus for American Funds College 2033 Fund is amended by replacing the current disclosure set forth thereunder in its entirety with the disclosure set forth below.

Investment results The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

American Funds College 2033 Fund

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share classes	Inception date	1 year	Lifetime

529-A – Before taxes	3/27/2015	2.25%	–0.51%
– After taxes on distributions		1.45	–1.19
– After taxes on distributions and sale of fund shares		1.45	–0.65

American Funds College Target Date Series / Summary Prospectus Amendment	6

Share classes (before taxes)	Inception date	1 year	Lifetime

529-C	3/27/2015	5.03%	1.16%
529-E	3/27/2015	6.52	1.69
529-F-1	3/27/2015	7.03	2.17

Index	1 year	Lifetime (from Class 529-A inception)

S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.96%	7.08%
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.65	0.96

Lit. No. MFGEBS-213-0417P Litho in USA CGD/ALD/10039-S58424